[GRAPHIC OMITTED]


SEMIANNUAL REPORT APRIL 30, 2002


Oppenheimer
EMERGING GROWTH FUND





[LOGO OMITTED]
Oppenheimer Funds[REGISTERED MARK]
The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FUND OBJECTIVE
Oppenheimer Emerging Growth Fund seeks capital appreciation.



    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Manager

 8  Financial Statements

27  Officers and Trustees

28  Privacy Policy Notice





---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -3.43%        -8.99%
---------------------------------
Class B   -3.82         -8.63
---------------------------------
Class C   -3.81         -4.78
---------------------------------
Class N   -3.68         -4.64
---------------------------------
Class Y   -3.31


AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -7.59%       -12.90%
---------------------------------
Class B   -8.31        -12.89
---------------------------------
Class C   -8.30         -9.21
---------------------------------
Class N   -7.94         -8.86
---------------------------------
Class Y   -7.25
---------------------------------


  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,



2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.

   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.



[PHOTO OF JOHN V. MURPHY OMITTED]
JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
EMERGING GROWTH FUND



1     OPPENHEIMER EMERGING GROWTH FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.

   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

   I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ JOHN V. MURPHY
John V. Murphy
May 21, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2     OPPENHEIMER EMERGING GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

Q
HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED APRIL 30, 2002?
A. Exceptionally volatile market conditions prevailed throughout the period, driving the kinds of small-cap growth stocks in which the Fund invests higher during the first half of the period and lower during the second half. While we are disappointed with these results, we are not surprised given the short-term volatility that often affects small-cap growth stocks. We continue to believe that the stock market in general and this asset class in particular offer outstanding opportunities for disciplined investors with a long-term perspective.

WHAT MADE THIS SUCH A VOLATILE PERIOD FOR EMERGING GROWTH STOCKS?
Competing economic forces created a market environment that lacked clear direction and gave rise to heightened volatility. On the one hand, small-cap growth stocks demonstrated surprising strength in late 2001 as the U.S. economy began to show signs that it was emerging from recession. On the other hand, market strength was undermined by continuing unease over the global political situation, particularly in regard to the potential impact on oil prices of conflict in the Middle East. Accounting irregularities contributed to the highly publicized bankruptcies of a few prominent corporations, creating uncertainty with respect to the accuracy of financial statements at other companies.
   These conflicting conditions led to a volatile market for the kinds of emerging growth companies in which the Fund invests. A wide range of small-cap growth stocks in the technology, health care and consumer areas climbed sharply during November and December 2001 as the market responded to a favorable interest rate environment and the promise of rapid economic recovery. However, some of the same stocks dipped during the first few months of 2002 under the weight of accounting scandals and concerns regarding the pace of earnings recovery.



PORTFOLIO MANAGER
LAURA GRANGER





3     OPPENHEIMER EMERGING GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------


DID THESE CONDITIONS LEAD YOU TO ALTER THE FUND'S UNDERLYING STRATEGY?
No, not at all. Although the Fund has been in operation for less than two years, we have been employing and refining the Fund's investment approach for over a decade. During that time, experience has shown us the importance of disciplined, stock-by-stock analysis in the small-cap growth arena. That's why fundamental research is the heart of our investment process. We conduct a time-consuming, hands-on evaluation of each potential investment's finances, operations, management quality and competitive environment. We pour over balance sheets, talk to key company personnel and employ a wide range of other resources to identify the companies with the greatest opportunities to expand margins.
   Recent events have done nothing to diminish our confidence in this intensive process. Although small-cap stock prices may rise and fall over the short term without regard to underlying fundamentals, over the longer term successful companies tend to be rewarded appropriately by the market. Our process is designed to identify and invest in those successful companies for the long term, and to capture those rewards for our shareholders.

WHICH INDUSTRIES AND INDIVIDUAL HOLDINGS HAD THE GREATEST IMPACT ON PERFORMANCE? In the technology sector, we've had considerable success in identifying small companies with proprietary products that have achieved steady rates of growth despite the challenging economic environment. These companies include software developers, which provide products to help companies better manage their information technology systems; and hardware companies, such as Emulex Corp., which designs and produces components that help companies meet their data storage needs. The performance of Emulex during the period typifies the behavior of many of the Fund's technology holdings.(1)


THE FUND FOCUSES ON "SMALL-CAP GROWTH STOCKS"; MORE SPECIFICALLY, COMPANIES WITH MARKET CAPITALIZATIONS UNDER $2.5 BILLION AND POTENTIAL ABOVE-AVERAGE GROWTH RATES.





1. The Fund's holdings and allocations are subject to change.


4     OPPENHEIMER EMERGING GROWTH FUND

Although company fundamentals did not materially change, the stock doubled in value during the first few months of the period, only to decline nearly as much as it had risen during the second half. Among technology stocks, several of the Fund's strongest performers during the first half of the period were among our weakest performers during the second half.(1)

   The Fund enjoyed greater success in the consumer-related area, where unexpectedly strong levels of consumer spending supported rising stock prices throughout the reporting period. Some of the Fund's best performers included retailers, such as a discount general merchandise chain operating in the southeast United States, and specialty products manufacturers. On the other hand, the performance of many of the Fund's health care holdings suffered throughout most of the period as a result of negative market sentiment and delayed new drug approvals.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We believe that, despite recent shocks, the economy is likely to show moderate growth with low levels of inflation for the foreseeable future. Key economic indicators show clear signs of improvement, leading us to believe that the bottom of the economic downturn is behind us. In light of this outlook, we believe that currently depressed prices for many small-cap growth stocks offer historically attractive investment opportunities. Accordingly, we remain committed to our disciplined investment strategy of selecting fast-growing companies with solid fundamentals and strong management teams.
That's what makes Oppenheimer Emerging Growth Fund part of THE RIGHT WAY TO INVEST.



---------------------------------
AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/02(2)

Class A        Since
1-Year         Inception
-------------------------
10.04%           -13.30%

Class B        Since
1-Year         Inception
-------------------------
10.90%           -12.98%

Class C        Since
1-Year         Inception
-------------------------
14.88%           -10.38%

Class N        Since
1-Year         Inception
-------------------------
15.37%             2.64%

Class Y        Since
1-Year         Inception
-------------------------
17.19%            -9.42%
---------------------------------




2. See notes page 7 for further details.


5     OPPENHEIMER EMERGING GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------


TOP TEN COMMON STOCK HOLDINGS(4)
-------------------------------------------------------------
Landry's Restaurants, Inc.                               2.4%
-------------------------------------------------------------
ChipPAC, Inc.                                            2.3
-------------------------------------------------------------
THQ, Inc.                                                2.2
-------------------------------------------------------------
Career Education Corp.                                   2.1
-------------------------------------------------------------
Stericycle, Inc.                                         1.9
-------------------------------------------------------------
First Horizon Pharmaceutical Corp.                       1.8
-------------------------------------------------------------
Overture Services, Inc.                                  1.8
-------------------------------------------------------------
Emulex Corp.                                             1.7
-------------------------------------------------------------
Corinthian Colleges, Inc.                                1.7
-------------------------------------------------------------
Aeroflex, Inc.                                           1.6

TOP FIVE COMMON STOCK INDUSTRIES(4)
-------------------------------------------------------------
Semiconductor Equipment & Products                      15.6%
-------------------------------------------------------------
Commercial Services & Supplies                           8.0
-------------------------------------------------------------
Electronic Equipment & Instruments                       6.6
-------------------------------------------------------------
Software                                                 5.9
-------------------------------------------------------------
Communications Equipment                                 5.7



----------------------------------------
SECTOR ALLOCATION(3)
[PIE CHART OMITTED]

[BULLET] Information Technology     42.9%
         Semiconductor Equipment
         & Products                 16.9
         Electronic
         Equipment & Instruments     7.1
         Software                    6.3
         Communications Equipment    6.2
         Internet Software
         & Services                  5.9
         Computers & Peripherals     0.5
[BULLET] Consumer Discretionary     21.3
[BULLET] Health Care                16.4
[BULLET] Industrials                13.4
[BULLET] Financials                  4.5
[BULLET] Energy                      1.5
----------------------------------------


3. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.
4. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.


6     OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



7     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2002 / UNAUDITED
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 COMMON STOCKS--92.5%
-----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--19.7%
-----------------------------------------------------------------------------------
 AUTO COMPONENTS--1.3%
 Aftermarket Technology Corp.(1)                             12,200     $  279,990
-----------------------------------------------------------------------------------
 Dura Automotive Systems, Inc.(1)                            12,000        261,600
                                                                        -----------
                                                                           541,590

-----------------------------------------------------------------------------------
 DISTRIBUTORS--0.6%
 Metron Technology NV(1)                                     27,000        248,103
-----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.1%
 Isle of Capri Casinos, Inc.(1)                              10,000        209,800
-----------------------------------------------------------------------------------
 Landry's Restaurants, Inc.                                  36,600      1,013,820
-----------------------------------------------------------------------------------
 Shuffle Master, Inc.(1)                                     19,000        435,100
-----------------------------------------------------------------------------------
 Station Casinos, Inc.(1)                                    25,000        462,500
                                                                        -----------
                                                                         2,121,220

-----------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.7%
 Insight Enterprises, Inc.(1)                                11,000        287,100
-----------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.3%
 Action Performance Cos., Inc.(1)                            11,900        559,895
-----------------------------------------------------------------------------------
 MEDIA--3.8%
 Radio One, Inc.(1)                                          20,900        468,160
-----------------------------------------------------------------------------------
 Radio One, Inc., Cl. D(1)                                   18,600        398,040
-----------------------------------------------------------------------------------
 Regent Communications, Inc.(1)                              66,500        507,395
-----------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., Cl. A(1)                 12,000        192,600
                                                                        -----------
                                                                         1,566,195

-----------------------------------------------------------------------------------
 MULTILINE RETAIL--0.8%
 Fred's, Inc.                                                 8,250        321,129
-----------------------------------------------------------------------------------
 SPECIALTY RETAIL--5.1%
 AnnTaylor Stores Corp.(1)                                    8,000        347,760
-----------------------------------------------------------------------------------
 Charming Shoppes, Inc.(1)                                   34,300        296,352
-----------------------------------------------------------------------------------
 Electronics Boutique Holdings Corp.(1)                      11,700        332,748
-----------------------------------------------------------------------------------
 GameStop Corp.(1)                                           13,900        264,795
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                12,000        361,800
-----------------------------------------------------------------------------------
 Tuesday Morning Corp.(1)                                    19,400        517,010
                                                                        -----------
                                                                         2,120,465

-----------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.0%
 Global Sports, Inc.(1)                                      31,300        405,335
-----------------------------------------------------------------------------------
 ENERGY--1.3%
-----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.3%
 Unit Corp.(1)                                               17,600        343,552




8     OPPENHEIMER EMERGING GROWTH FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES Continued
 Veritas DGC, Inc.(1)                                        11,800     $  213,580
                                                                        -----------
                                                                           557,132

-----------------------------------------------------------------------------------
 FINANCIALS--4.1%
-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--3.3%
 American Capital Strategies Ltd.                            14,500        465,015
-----------------------------------------------------------------------------------
 Doral Financial Corp.                                       17,000        593,980
-----------------------------------------------------------------------------------
 iDine Rewards Network, Inc.(1)                              30,000        310,500
                                                                        -----------
                                                                         1,369,495

-----------------------------------------------------------------------------------
 INSURANCE--0.8%
 Arch Capital Group Ltd.(1)                                  12,000        350,160
-----------------------------------------------------------------------------------
 HEALTH CARE--15.2%
-----------------------------------------------------------------------------------
 BIOTECHNOLOGY--3.9%
 Myriad Genetics, Inc.(1)                                     8,500        201,960
-----------------------------------------------------------------------------------
 Nuerocrine Biosciences, Inc.(1)                             15,100        496,639
-----------------------------------------------------------------------------------
 Serologicals Corp.(1)                                       15,700        322,007
-----------------------------------------------------------------------------------
 Sicor, Inc.(1)                                              33,800        598,936
                                                                        -----------
                                                                         1,619,542

-----------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
 Cygnus, Inc.(1)                                             64,800        305,208
-----------------------------------------------------------------------------------
 EPIX Medical, Inc.(1)                                       20,000        263,200
-----------------------------------------------------------------------------------
 Integra LifeSciences Holdings Corp.(1)                      14,900        290,550
-----------------------------------------------------------------------------------
 Med-Design Corp. (The)(1)                                   17,000        238,000
-----------------------------------------------------------------------------------
 Meridian Medical Technologies, Inc.(1)                       8,500        325,975
                                                                        -----------
                                                                         1,422,933

-----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.5%
 aaiPharma, Inc.(1)                                          10,700        298,851
-----------------------------------------------------------------------------------
 D&K Healthcare Resources, Inc.                              14,600        505,160
-----------------------------------------------------------------------------------
 DIANON Systems, Inc.(1)                                      9,000        590,400
-----------------------------------------------------------------------------------
 Medical Staffing Network Holdings, Inc.(1)                   6,400        155,136
-----------------------------------------------------------------------------------
 Women First HealthCare, Inc.(1)                             38,000        307,040
                                                                        -----------
                                                                         1,856,587

-----------------------------------------------------------------------------------
 PHARMACEUTICALS--3.4%
 First Horizon Pharmaceutical Corp.(1)                       29,250        761,670
-----------------------------------------------------------------------------------
 NPS Pharmaceuticals, Inc.(1)                                 8,000        238,480
-----------------------------------------------------------------------------------
 Pharmaceutical Resources, Inc.                               8,400        210,000
-----------------------------------------------------------------------------------
 Pharmaceutical Resources, Inc.(2)                            7,100        177,500
                                                                        -----------
                                                                         1,387,650



9     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 INDUSTRIALS--12.5%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 Aeroflex, Inc.(1)                                           47,700     $  666,846
-----------------------------------------------------------------------------------
 AIRLINES--0.5%
 ExpressJet Holdings, Inc.(1)                                15,000        215,250
-----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--8.0%
 Career Education Corp.(1)                                   19,000        854,050
-----------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                                11,800        694,902
-----------------------------------------------------------------------------------
 Education Management Corp.(1)                               11,400        491,568
-----------------------------------------------------------------------------------
 FTI Consulting, Inc.(1)                                     14,000        501,480
-----------------------------------------------------------------------------------
 Stericycle, Inc.(1)                                         11,500        776,595
                                                                        -----------
                                                                         3,318,595

-----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.4%
 Advanced Energy Industries, Inc.(1)                         11,000        382,800
-----------------------------------------------------------------------------------
 O2Micro International Ltd.(1)                               35,900        585,170
                                                                        -----------
                                                                           967,970

-----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--39.7%
-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--5.7%
 ECtel Ltd.(1)                                               25,000        336,750
-----------------------------------------------------------------------------------
 Emulex Corp.(1)                                             24,000        695,760
-----------------------------------------------------------------------------------
 Finisar Corp.(1)                                            42,900        274,131
-----------------------------------------------------------------------------------
 Microtune, Inc.(1)                                          30,900        344,535
-----------------------------------------------------------------------------------
 Powerwave Technologies, Inc.(1)                             36,000        429,840
-----------------------------------------------------------------------------------
 UTStarcom, Inc.(1)                                          12,000        294,000
                                                                        -----------
                                                                         2,375,016

-----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.4%
 Western Digital Corp.(1)                                    30,000        185,700
-----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--6.6%
 Kopin Corp.(1)                                              46,500        369,210
-----------------------------------------------------------------------------------
 OSI Systems, Inc.(1)                                        27,000        539,460
-----------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                    12,800        620,032
-----------------------------------------------------------------------------------
 Veeco Instruments, Inc.(1)                                  19,300        571,859
-----------------------------------------------------------------------------------
 Virage Logic Corp.(1)                                       35,000        630,000
                                                                        -----------
                                                                         2,730,561

-----------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--5.5%
 Digital Insight Corp.(1)                                    16,700        317,467
-----------------------------------------------------------------------------------
 Neoware Systems, Inc.(1)                                    25,000        199,000
-----------------------------------------------------------------------------------
 Overture Services, Inc.(1)                                  21,300        728,247
-----------------------------------------------------------------------------------
 Retek, Inc.(1)                                              12,000        283,188




10     OPPENHEIMER EMERGING GROWTH FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 Secure Computing Corp.(1)                                   26,000     $  326,820
-----------------------------------------------------------------------------------
 SeeBeyond Technology Corp.(1)                               50,200        172,688
-----------------------------------------------------------------------------------
 SupportSoft, Inc.(1)                                        74,600        252,148
                                                                        -----------
                                                                         2,279,558

-----------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--15.6%
 Actel Corp.(1)                                               7,700        187,110
-----------------------------------------------------------------------------------
 Alpha Industries, Inc.(1)                                   27,300        334,425
-----------------------------------------------------------------------------------
 Amkor Technology, Inc.(1)                                   30,200        607,020
-----------------------------------------------------------------------------------
 ASM International NV(1)                                     16,000        368,000
-----------------------------------------------------------------------------------
 ChipPAC, Inc.(1)                                           106,400        973,560
-----------------------------------------------------------------------------------
 Cirrus Logic, Inc.(1)                                       26,000        315,900
-----------------------------------------------------------------------------------
 Entegris, Inc.(1)                                           27,000        425,250
-----------------------------------------------------------------------------------
 Exar Corp.(1)                                               15,000        299,100
-----------------------------------------------------------------------------------
 Genesis Microchip, Inc.(1)                                  27,382        657,442
-----------------------------------------------------------------------------------
 Helix Technology Corp.                                      12,000        324,720
-----------------------------------------------------------------------------------
 Ibis Technology Corp.(1)                                    33,100        312,133
-----------------------------------------------------------------------------------
 Integrated Circuit Systems, Inc.(1)                         22,300        443,770
-----------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                     22,900        325,867
-----------------------------------------------------------------------------------
 Silicon Image, Inc.(1)                                      36,300        350,295
-----------------------------------------------------------------------------------
 Zoran Corp.(1)                                              15,000        543,150
                                                                        -----------
                                                                         6,467,742

-----------------------------------------------------------------------------------
 SOFTWARE--5.9%
 Activision, Inc.(1)                                         11,500        362,020
-----------------------------------------------------------------------------------
 Concord Communications, Inc.(1)                             18,000        338,400
-----------------------------------------------------------------------------------
 NetIQ Corp.(1)                                              15,000        336,450
-----------------------------------------------------------------------------------
 Precise Software Solutions Ltd.(1)                          35,300        463,842
-----------------------------------------------------------------------------------
 THQ, Inc.(1)                                                26,500        929,090
                                                                        -----------
                                                                         2,429,802
                                                                        -----------
 Total Common Stocks (Cost $36,659,102)                                 38,371,571


11     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--4.9%
-----------------------------------------------------------------------------------
 Repurchase agreement with DB Alex Brown LLC, 1.83%,
 dated 4/30/02, to be repurchased at $2,025,103 on
 5/1/02, collateralized by U.S. Treasury Bonds, 12%,
 8/15/13, with a value of $495,140 and U.S. Treasury
 Nts., 6.50%, 2/15/10, with a value of $1,572,886
 Cost $2,025,000)                                          $2,025,000  $ 2,025,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $38,684,102)                  97.4%  40,396,571
-----------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                  2.6    1,072,715
                                                           ------------------------
 NET ASSETS                                                     100.0% $41,469,286
                                                           ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------------

 APRIL 30, 2002
--------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------
 Investments, at value (cost $38,684,102) -- see accompanying statement  $40,396,571
--------------------------------------------------------------------------------------
 Cash                                                                          6,931
--------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                          1,356,366
 Shares of beneficial interest sold                                          177,202
 Interest and dividends                                                          103
 Other                                                                         1,241
                                                                         -------------
 Total assets                                                             41,938,414
--------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                       326,560
 Shares of beneficial interest redeemed                                      111,874
 Transfer and shareholder servicing agent fees                                 6,804
 Distribution and service plan fees                                            5,148
 Trustees' compensation                                                          503
 Other                                                                        18,239
                                                                         -------------
 Total liabilities                                                           469,128

--------------------------------------------------------------------------------------
 NET ASSETS                                                              $41,469,286
                                                                         =============

--------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------
 Paid-in capital                                                         $47,314,775
--------------------------------------------------------------------------------------
 Accumulated net investment loss                                            (310,433)
--------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                 (7,247,525)
--------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                1,712,469
                                                                         -------------
 NET ASSETS                                                              $41,469,286
                                                                         =============




13     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based
 on net assets of $28,311,931 and 3,468,757 shares of
 beneficial interest outstanding)                                          $8.16
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                  $8.66
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $8,469,182 and
 1,051,009 shares of beneficial interest outstanding)                      $8.06
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $3,319,802 and
 411,547 shares of beneficial interest outstanding)                        $8.07
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $713,310 and 87,793
 shares of beneficial interest outstanding)                                $8.12
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $655,061 and 80,024
 shares of beneficial interest outstanding)                                $8.19



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



14     OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------


FOR THE SIX MONTHS ENDED APRIL 30, 2002
-------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Interest                                                          $    23,635
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $391)                   23,258
                                                                   ------------
 Total income                                                           46,893

-------------------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                       191,602
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                25,354
 Class B                                                                36,799
 Class C                                                                16,449
 Class N                                                                   506
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                38,529
 Class B                                                                10,570
 Class C                                                                 4,569
 Class N                                                                   360
 Class Y                                                                   569
-------------------------------------------------------------------------------
 Legal, auditing and other professional fees                            14,850
-------------------------------------------------------------------------------
 Shareholder reports                                                    11,516
-------------------------------------------------------------------------------
 Trustees' compensation                                                    836
-------------------------------------------------------------------------------
 Custodian fees and expenses                                               337
-------------------------------------------------------------------------------
 Other                                                                   4,406
                                                                   ------------
 Total expenses                                                        357,252
 Less reduction to custodian expenses                                     (337)
                                                                   ------------
 Net expenses                                                          356,915

-------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                  (310,022)
-------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized loss on investments                                   (2,432,262)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   12,833
                                                                   ------------
 Net realized and unrealized loss                                   (2,419,429)

-------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(2,729,451)
                                                                   ============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15     OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------


                                                          SIX MONTHS          YEAR
                                                               ENDED         ENDED
                                                      APRIL 30, 2002   OCTOBER 31,
                                                         (UNAUDITED)         2001(1)
-----------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment loss                                    $   (310,022) $   (154,598)
-----------------------------------------------------------------------------------
 Net realized loss                                        (2,432,262)   (4,815,263)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation                        12,833     1,699,636
                                                       ----------------------------
 Net decrease in net assets resulting from operations     (2,729,451)   (3,270,225)

-----------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                          --       (43,026)
 Class B                                                          --        (2,238)
 Class C                                                          --          (919)
 Class N                                                          --            --
 Class Y                                                          --            (4)

-----------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                   9,743,907    23,174,455
 Class B                                                   5,395,751     4,127,837
 Class C                                                     996,456     2,516,150
 Class N                                                     697,836        35,869
 Class Y                                                     485,408       238,480

-----------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase                                           14,589,907    26,776,379
-----------------------------------------------------------------------------------
 Beginning of period                                      26,879,379       103,000(2)
                                                       ----------------------------
 End of period (including accumulated net investment
 losses of $310,433 and $411, respectively)              $41,469,286   $26,879,379
                                                       ============================



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at October 18, 2000.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16     OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------


                                                     CLASS A                     CLASS B
                                      SIX MONTHS        YEAR      SIX MONTHS        YEAR
                                           ENDED       ENDED           ENDED       ENDED
                                  APRIL 30, 2002    OCT. 31,  APRIL 30, 2002    OCT. 31,
                                      (UNAUDITED)     2001(1)     (UNAUDITED)     2001(1)
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
 Net asset value, beginning of period        $8.45     $10.00         $ 8.38      $10.00
-----------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                          (.06)      (.03)          (.06)       (.07)
 Net realized and unrealized loss             (.23)     (1.49)          (.26)      (1.52)
                                           ----------------------------------------------
 Total loss from
 investment operations                        (.29)     (1.52)          (.32)      (1.59)
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           --       (.03)            --        (.03)
-----------------------------------------------------------------------------------------
 Net asset value, end of period              $8.16      $8.45         $ 8.06       $8.38
                                           ==============================================

-----------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)        (3.43)%   (15.22)%        (3.82)%    (15.96)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $28,312    $20,392         $8,469      $3,866
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)         $27,264    $16,941         $7,446      $2,256
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                        (1.39)%    (0.57)%        (2.20)%     (1.78)%
 Expenses                                     1.63%      1.58%          2.45%       2.47%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                       130%       214%           130%        214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




17     OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  CONTINUED
----------------------------------------------------------------------------------------


                                                      CLASS C                    CLASS N
                                        SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                             ENDED      ENDED            ENDED     ENDED
                                    APRIL 30, 2002   OCT. 31,   APRIL 30, 2002  OCT. 31,
                                       (UNAUDITED)      2001(1)    (UNAUDITED)    2001(2)
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
 Net asset value, beginning of period      $ 8.39     $10.00            $8.43      $8.28
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                         (.09)      (.04)            (.04)      (.05)
 Net realized and unrealized gain (loss)     (.23)     (1.54)            (.27)       .20
                                           ----------------------------------------------
 Total income (loss) from
 investment operations                       (.32)     (1.58)            (.31)       .15
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          --       (.03)              --         --
-----------------------------------------------------------------------------------------
 Net asset value, end of period             $8.07      $8.39            $8.12      $8.43
                                           ==============================================


----------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(3)        (3.81)%   (15.88)%         (3.68)%      1.81%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $3,320     $2,356             $713        $34
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)         $3,322     $1,022             $208        $16
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                        (2.19)%    (1.76)%          (1.83)%   (1.69)%
 Expenses                                    2.44%      2.46%            2.00%      2.03%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                      130%       214%             130%       214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




18      OPPENHEIMER EMERGING GROWTH FUND

                                                                             CLASS Y
                                                               SIX MONTHS       YEAR
                                                                    ENDED      ENDED
                                                           APRIL 30, 2002   OCT. 31,
                                                              (UNAUDITED)     2001(1)
-------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $8.47     $10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                        (.07)       .02
 Net realized and unrealized loss                                    (.21)     (1.51)
                                                                   ------------------
 Total loss from investment operations                               (.28)     (1.49)
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  --       (.04)
-------------------------------------------------------------------------------------
 Net asset value, end of period                                     $8.19      $8.47
                                                                   ==================

-------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                               (3.31)%   (14.99)%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                            $655       $232
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                                   $478       $ 30
-------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                               (1.16)%    (0.97)%
 Expenses                                                            1.40%      3.87%
 Expenses, net of voluntary waiver of transfer agent fees
 and/or reduction to custodian expenses                               N/A       1.28%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                              130%       214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





19     OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.



20     OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $6,866,203. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of October 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            ---------------------------
               2009         $4,433,941

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $110, resulting in an accumulated liability of $521 as of April 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



21     OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



22     OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     SIX MONTHS ENDED APRIL 30, 2002   YEAR ENDED OCTOBER 31, 2001(1)
                                SHARES        AMOUNT           SHARES         AMOUNT
-------------------------------------------------------------------------------------
 CLASS A
 Sold                        2,095,793   $19,217,337        3,140,502    $29,588,885
 Dividends and/or
 distributions reinvested           --            --            1,123         10,817
 Redeemed                   (1,039,420)   (9,473,430)        (739,241)    (6,425,247)
                            ---------------------------------------------------------
 Net increase                1,056,373    $9,743,907        2,402,384    $23,174,455
                            =========================================================

-------------------------------------------------------------------------------------
 CLASS B
 Sold                          859,460   $ 7,720,703          673,177    $ 5,993,055
 Dividends and/or
 distributions reinvested           --            --              229          2,205
 Redeemed                     (269,833)   (2,324,952)        (212,124)    (1,867,423)
                            ---------------------------------------------------------
 Net increase                  589,627    $5,395,751          461,282    $ 4,127,837
                            =========================================================

-------------------------------------------------------------------------------------
 CLASS C
 Sold                          433,687   $ 3,890,229          316,845    $ 2,842,900
 Dividends and/or
 distributions reinvested           --            --               94            910
 Redeemed                     (303,078)   (2,893,773)         (36,101)      (327,660)
                            ---------------------------------------------------------
 Net increase                  130,609   $   996,456          280,838    $ 2,516,150
                            =========================================================

-------------------------------------------------------------------------------------
 CLASS N
 Sold                          137,429   $ 1,160,571            4,002    $    35,879
 Dividends and/or
 distributions reinvested           --            --               --             --
 Redeemed                      (53,637)     (462,735)              (1)           (10)
                            ---------------------------------------------------------
 Net increase                   83,792   $   697,836            4,001    $    35,869
                            =========================================================

-------------------------------------------------------------------------------------
 CLASS Y
 Sold                           70,397   $   649,384           27,300    $   238,662
 Dividends and/or
 distributions reinvested           --            --               --             --
 Redeemed                      (17,748)     (163,976)             (25)          (182)
                            ---------------------------------------------------------
 Net increase                   52,649   $   485,408           27,275    $   238,480
                            =========================================================


1. For the twelve-month period November 1, 2000 (inception of offering) to October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.


23     OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $64,956,156 and $47,968,225, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $500 million of average annual net assets; 0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 1.00%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               AGGREGATE       CLASS A CONCESSIONS    CONCESSIONS    CONCESSIONS    CONCESSIONS
               FRONT-END     FRONT-END  ON CLASS A     ON CLASS B     ON CLASS C     ON CLASS N
           SALES CHARGES SALES CHARGES      SHARES         SHARES         SHARES         SHARES
 SIX MONTHS   ON CLASS A   RETAINED BY ADVANCED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY
 ENDED            SHARES   DISTRIBUTOR DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------
 April 30, 2002  $82,933       $24,892        $452        $82,954        $14,375          5,010

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          CLASS A       CLASS B        CLASS C        CLASS N
                       CONTINGENT    CONTINGENT     CONTINGENT     CONTINGENT
                         DEFERRED      DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY   RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 April 30, 2002               $--      $18,854           $249             $--




24     OPPENHEIMER EMERGING GROWTH FUND

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $25,354, all of which were paid by the Distributor to recipients, and included $1,390 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


25     OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                DISTRIBUTOR'S
                                                 DISTRIBUTOR'S      AGGREGATE
                                                     AGGREGATE   UNREIMBURSED
                                                  UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS  AMOUNT RETAINED    EXPENSES  OF NET ASSETS
                       UNDER PLAN   BY DISTRIBUTOR  UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
 Class B Plan             $36,799          $31,144    $127,180          1.50%
 Class C Plan              16,449            7,198      30,402          0.92
 Class N Plan                 506              424       9,962          1.40


--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2002 was $177,500, which represents 0.43% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:


                               AQUISITION             VALUATION AS OF     UNREALIZED
 SECURITY                            DATE       COST   APRIL 30, 2002   DEPRECIATION
-------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Pharmaceutical Resources, Inc.   8/27/01   $191,700         $177,500        $14,200


--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.



26     OPPENHEIMER EMERGING GROWTH FUND

OPPENHEIMER EMERGING GROWTH FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES  Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees John V. Murphy, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        Laura Granger, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


--------------------------------------------------------------------------------
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 TRANSFER AND           OppenheimerFunds Services
 SHAREHOLDER SERVICING AGENT


--------------------------------------------------------------------------------
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES


--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS   KPMG LLP


--------------------------------------------------------------------------------
 LEGAL COUNSEL          Mayer, Brown, Rowe and Maw

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



[COPYRIGHT MARK]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


27     OPPENHEIMER EMERGING GROWTH FUND

PRIVACY POLICY NOTICE
--------------------------------------------------------------------------------

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


28     OPPENHEIMER EMERGING GROWTH FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.



29 OPPENHEIMER EMERGING GROWTH FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.


--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OEGAX     Class B: OEGBX     Class C: OEGCX
                Class N: OEGNX     Class Y: OEGYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.



[LOGO OMITTED]
Oppenheimer Funds [REGISTERED MARK]
Distributor, Inc.


RS0721.001.0402          June 28, 2002